NJEDA BONDS (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Debt Disclosure [Abstract]
Schedule Of Bond Issuance [Table Text Block]

On August 31, 2005, the Company successfully completed a refinancing of a prior 1999 bond issue through the issuance of new tax-exempt bonds (the “Bonds”) via the issuance of the following:

Description	Principal Amount On Issue Date	Interest Rate	Maturity
Series A Note	3,660,000	6.50%	September 1, 2030
Series B Note	495,000	9.0%	September 1, 2012

Schedule Of Maintenance Of Debt Service Reserve Fund [Table Text Block]

Interest is payable semiannually on March 1 and September 1 of each year. The Bonds are collateralized by a first lien on the Company’s facility and equipment acquired with the proceeds of the original and refinanced Bonds.The related Indenture requires the maintenance of a Debt Service Reserve Fund as follows:

Description	Amount
Series A Note Proceeds	366,000
Series B Note Proceeds	49,500
Total	415,500

Bond Issue Costs and Amortization [Table Text Block]

Bond issue costs were paid from the bond proceeds and are being amortized over the life of the bonds.These costs and amortization activity are summarized as follows:

Description	Balances As of March 31, 2012	Amortization Expense Current YTD	Balances As of Current Balance Sheet Date
Bond Issue Costs	354,453		354,453
Accumulated Amortization	(93,339)	(10,634)	(103,974)
Unamortized Balance	261,113		250,478

Schedule of Securities Financing Transactions [Table Text Block]

Bond financing consisting of the following, as of March 31,

	2012	2011

Refinanced NJEDA Bonds	$3,385,000	$3,385,000

Current portion	(3,385,000)	(3,385,000

Long term portion, net of current maturities	$—	$—

Schedule of Maturities of Long-term Debt [Table Text Block]
Maturities of Bonds for the next five years are as follows:

YEAR ENDING MARCH 31,	AMOUNT
2013	$730,000
2014	185,000
2015	195,000
2016	210,000
2017	220,000
Thereafter	1,845,000
$3,385,000